Equity (Schedule of Stock Option Activity) (Details) - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Number of Options:
Balance, beginning	2,615,461
Exercised	(35,769)	(13,820)
Forfeited	(220,977)
Balance, ending	2,358,715
Exercisable	1,533,280
Weighted Average Exercise Price:
Balance, beginning	$ 37.21
Exercised	14.75
Forfeited	40.37
Balance, ending	37.25
Exercisable	$ 38.62